T. ROWE PRICE Value Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 10.3%
Entertainment 1.5%
Walt Disney (1) 3,151,028 533,059
533,059
Interactive Media & Services 7.0%
Alphabet, Class C (1) 930,600 2,480,337
Facebook, Class A (1) 69,000 23,418
2,503,755
Media 0.4%
Comcast, Class A  2,704,000 151,235
151,235
Wireless Telecommunication Services 1.4%
T-Mobile U.S. (1) 3,880,244 495,740
495,740
Total Communication Services 3,683,789
CONSUMER DISCRETIONARY 6.1%
Hotels, Restaurants & Leisure 4.6%
Booking Holdings (1) 16,250 38,575
Hilton Worldwide Holdings (1) 2,676,529 353,596
Marriott International, Class A (1) 2,262,721 335,086
McDonald's  145,900 35,178
MGM Resorts International  4,920,622 212,325
Starbucks  1,981,557 218,586
Yum! Brands  3,889,686 475,748
1,669,094
Specialty Retail 1.5%
AutoZone (1) 5,389 9,150
Home Depot  806,400 264,709
TJX  3,890,055 256,666
530,525
Total Consumer Discretionary 2,199,619
CONSUMER STAPLES 0.9%
Beverages 0.1%
Keurig Dr Pepper  1,085,900 37,094
37,094
Food & Staples Retailing 0.6%
Walmart  1,469,481 204,816
204,816

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 0.1%
Mondelez International, Class A  631,800 36,758
36,758
Household Products 0.1%
Kimberly-Clark  250,100 33,123
33,123
Total Consumer Staples 311,791
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
EOG Resources  735,900 59,071
Total Energy 59,071
FINANCIALS 20.4%
Banks 5.3%
Bank of America  15,536,701 659,533
Citigroup  4,208,400 295,346
JPMorgan Chase  148,900 24,373
Wells Fargo  20,178,520 936,485
1,915,737
Capital Markets 7.7%
Apollo Global Management  794,600 48,939
Charles Schwab  10,088,764 734,866
Goldman Sachs Group  1,285,459 485,942
Morgan Stanley  15,401,624 1,498,732
2,768,479
Diversified Financial Services 0.7%
Equitable Holdings  8,212,654 243,423
243,423
Insurance 6.7%
American International Group  19,047,831 1,045,535
Chubb  2,126,047 368,827
Hartford Financial Services Group  5,644,498 396,526
Marsh & McLennan  631,293 95,597
MetLife  4,591,963 283,462
Travelers  1,466,600 222,938
2,412,885
Total Financials 7,340,524
HEALTH CARE 18.2%
Biotechnology 0.5%
AbbVie  1,565,459 168,866
168,866

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 6.2%
Abbott Laboratories  940,431 111,093
Becton Dickinson & Company  1,150,124 282,723
Danaher  3,254,785 990,887
Medtronic  4,429,522 555,240
STERIS  68,200 13,932
Stryker  403,500 106,411
Teleflex  457,646 172,327
2,232,613
Health Care Providers & Services 4.4%
Anthem  1,204,521 449,045
Centene (1) 4,235,400 263,908
Cigna  356,457 71,349
HCA Healthcare  1,804,789 438,058
UnitedHealth Group  957,300 374,055
1,596,415
Life Sciences Tools & Services 3.5%
Agilent Technologies  2,923,417 460,526
PerkinElmer  733,100 127,039
Thermo Fisher Scientific  1,192,426 681,269
1,268,834
Pharmaceuticals 3.6%
AstraZeneca, ADR  8,495,400 510,234
Bausch Health (1) 667,509 18,590
Elanco Animal Health (1) 7,758,234 247,410
Eli Lilly  1,494,248 345,246
Pfizer  3,825,700 164,543
1,286,023
Total Health Care 6,552,751
INDUSTRIALS & BUSINESS SERVICES 12.1%
Air Freight & Logistics 0.8%
United Parcel Service, Class B  1,624,421 295,807
295,807
Commercial Services & Supplies 0.8%
Republic Services  2,487,404 298,638
298,638
Electrical Equipment 1.0%
Hubbell  1,262,023 228,009
Schneider Electric (EUR)  729,161 121,445
349,454

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 5.1%
General Electric  12,383,908 1,275,914
Honeywell International  1,295,279 274,962
Siemens (EUR)  1,793,702 293,362
1,844,238
Machinery 1.0%
Caterpillar  535,404 102,782
Fortive  3,143,600 221,844
Illinois Tool Works  170,200 35,168
359,794
Professional Services 0.8%
Jacobs Engineering Group  2,132,035 282,559
282,559
Road & Rail 2.1%
CSX  7,319,186 217,673
Norfolk Southern  1,630,204 390,026
Union Pacific  793,900 155,612
763,311
Trading Companies & Distributors 0.5%
United Rentals (1) 464,633 163,054
163,054
Total Industrials & Business Services 4,356,855
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 0.0%
Motorola Solutions  31,100 7,225
7,225
IT Services 1.3%
Fiserv (1) 2,187,002 237,290
Visa, Class A  986,200 219,676
456,966
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices  2,462,100 412,353
Applied Materials  4,113,720 529,559
ASML Holding  216,978 161,672
Broadcom  769,526 373,166
KLA  438,916 146,822
Microchip Technology  799,700 122,746
Micron Technology  861,200 61,128
NXP Semiconductors  577,036 113,024
QUALCOMM  1,810,517 233,521

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Texas Instruments  381,043 73,240
2,227,231
Software 6.0%
Microsoft  5,851,266 1,649,589
salesforce.com (1) 1,904,300 516,484
Zoom Video Communications, Class A (1) 38,800 10,146
2,176,219
Total Information Technology 4,867,641
MATERIALS 8.0%
Chemicals 3.3%
International Flavors & Fragrances  905,047 121,023
Linde  1,912,300 561,031
PPG Industries  1,369,862 195,904
Sherwin-Williams  1,166,600 326,333
1,204,291
Construction Materials 0.2%
Martin Marietta Materials  201,009 68,681
68,681
Containers & Packaging 4.5%
Avery Dennison  538,581 111,599
International Paper  10,500,231 587,173
Packaging Corp. of America  2,076,568 285,404
Westrock  13,092,441 652,396
1,636,572
Total Materials 2,909,544
REAL ESTATE 4.8%
Equity Real Estate Investment Trusts 4.8%
Alexandria Real Estate Equities, REIT  684,258 130,741
Camden Property Trust, REIT  1,611,096 237,588
Equity LifeStyle Properties, REIT  2,251,760 175,862
Prologis, REIT  6,331,235 794,127
Welltower, REIT  4,158,465 342,658
Weyerhaeuser, REIT  1,501,112 53,395
Total Real Estate 1,734,371
UTILITIES 5.1%
Electric Utilities 2.3%
Evergy  562,309 34,976
Eversource Energy  1,110,866 90,824
Exelon  784,123 37,904
NextEra Energy  5,598,211 439,572
Southern  3,331,984 206,483

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Xcel Energy  525,900 32,869
842,628
Gas Utilities 0.1%
Atmos Energy  241,639 21,313
21,313
Independent Power & Renewable Electricity Producers 0.3%
AES  4,216,427 96,261
96,261
Multi-Utilities 2.4%
Ameren  109,443 8,865
CMS Energy  575,281 34,362
Dominion Energy  2,460,165 179,641
Sempra Energy  4,938,999 624,783
WEC Energy Group  382,985 33,779
881,430
Total Utilities 1,841,632
Total Common Stocks (Cost $26,732,055) 35,857,588
CONVERTIBLE PREFERRED STOCKS 0.3%
UTILITIES 0.3%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22  784,966 39,589
39,589
Independent Power & Renewable Electricity Producers 0.2%
AES, 6.875%, 2/15/24  737,081 70,567
70,567
Total Utilities 110,156
Total Convertible Preferred Stocks (Cost $113,215) 110,156

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.05% (2)(3) 179,137,634 179,138
Total Short-Term Investments (Cost $179,138) 179,138
Total Investments in Securities 100.4%
(Cost $27,024,408) $ 36,146,882
Other Assets Less Liabilities (0.4)% (132,962)
Net Assets 100.0% $ 36,013,920
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 15
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ —# $ — $ 15+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 73,408  ¤  ¤ $ 179,138
T. Rowe Price Short-Term Fund,
0.07% 123,001  ¤  ¤ —
Total $ 179,138^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $179,138.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F107-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 35,442,781 $ 414,807 $ — $ 35,857,588
Convertible Preferred Stocks — 110,156 — 110,156
Short-Term Investments 179,138 — — 179,138
Total $ 35,621,919 $ 524,963 $ — $ 36,146,882